NOTE 22: FINANCIAL INSTRUMENTS AND RISK MANAGEMENT (Details) - USD ($)	Dec. 31, 2019	Dec. 31, 2018
Note 19 Financial Instruments And Risk Management
Canadian dollar net monetary liabilities	$ 2,434,448	$ 171,578
Monetary assets and liabilities	$ 2,434,448	$ 171,578